Segmented information - Disclosure of revenue information based on services provided by the Company (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of products and services [line items]
Revenue	$ 15,912,673	$ 14,676,152
Managed IT and business process services
Disclosure of products and services [line items]
Revenue	8,820,863	8,041,857
Business and strategic IT consulting and systems integration services
Disclosure of products and services [line items]
Revenue	$ 7,091,810	$ 6,634,295